Commitments, contingencies and operating risks (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, contingencies and operating risks
Schedule of guarantees

		Financial
	Performance	guarantees
	guarantees	(Stage 1)	Total
December 31, 2022	81,537	1,116	82,653
December 31, 2021	45,581	1,050	46,631

Schedule of credit related commitments, net of credit loss allowance

	December 31, 2022	December 31, 2021
	(Stage 1)	(Stage 1)
Unused limits on loans to legal entities	1,618	34
Credit loss allowance	(19)	—